BLACKROCK FUNDSSM

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Energy & Resources Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 1, 2018 to the Summary Prospectuses and the

Prospectuses of the Funds

Effective immediately, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses, as applicable:

The section of each Summary Prospectus entitled “Key Facts About BlackRock All-Cap Energy & Resources Portfolio — Portfolio Manager” and the section of each Prospectus entitled “Fund Overview — Key Facts About BlackRock All-Cap Energy & Resources Portfolio — Portfolio Manager” are deleted in their entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Alastair Bishop	2015	Director of BlackRock, Inc.
Mark Hume	2018	Director of BlackRock, Inc.

The section of each Summary Prospectus entitled “Key Facts About BlackRock Energy & Resources Portfolio — Portfolio Manager” and the section of each Prospectus entitled “Fund Overview — Key Facts About BlackRock Energy & Resources Portfolio — Portfolio Manager” are deleted in their entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Alastair Bishop	2016	Director of BlackRock, Inc.
Ruth Brooker	2018	Vice President of BlackRock, Inc.

The section of each Prospectus entitled “Details About the Funds — How Each Fund Invests — All-Cap Energy & Resources — About the Portfolio Manager of All-Cap Energy & Resources” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF ALL-CAP ENERGY & RESOURCES
All-Cap Energy & Resources is managed by a team of financial professionals. Alastair Bishop and Mark Hume are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section of each Prospectus entitled “Details About the Funds — How Each Fund Invests — Energy & Resources — About the Portfolio Manager of Energy & Resources” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF ENERGY & RESOURCES
Energy & Resources is managed by a team of financial professionals. Alastair Bishop and Ruth Brooker are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section of each Prospectus entitled “Management of the Funds — Portfolio Manager Information” is deleted in its entirety and replaced with the following:

Portfolio Manager Information

Information regarding the portfolio managers of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Funds’ SAI.

All-Cap Energy & Resources

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Alastair Bishop	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2015	Director of BlackRock, Inc. since 2010.
Mark Hume	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2018	Director of BlackRock, Inc. since 2017; Portfolio Manager at Colonial First State Global Asset Management from 2010 to 2017.

Energy & Resources

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Alastair Bishop	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2016	Director of BlackRock, Inc. since 2010.
Ruth Brooker	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2018	Vice President of BlackRock, Inc. since 2015; Equity Oil & Gas Research Analyst at Goldman Sachs from 2009 to 2015.

Shareholders should retain this Supplement for future reference.

PR2-19065-0318SUP

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